Loss Per Share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Loss Per Share

21. LOSS PER SHARE

As of December 31, 2025, the Company had 57,984,438 ordinary shares issued and outstanding with a share price of $19.97 or CHF 15.83. The following table sets forth the loss per share calculations for the years ended December 31, 2025, 2024 and 2023.

	For the years ended December 31,
	2025	2024	2023
Net loss for the period attributable to Oculis shareholders	(98,957)	(85,777)	(88,802)
Loss per share
Weighted-average number of shares used to compute basic and diluted loss per share	52,243,100	40,406,551	29,899,651

Basic and diluted net loss per share for the period, in CHF	(1.89)	(2.12)	(2.97)

Since the Company has a loss for all periods presented, basic net loss per share is the same as diluted net loss per share. Potentially dilutive securities that were not included in the diluted loss per share calculations because they would be anti-dilutive were as follows:

	As of December 31,
	2025	2024	2023
Share options issued and outstanding	4,946,948	4,444,388	3,096,473
Earnout options	216,998	242,666	369,737
Share and earnout options issued and outstanding	5,163,946	4,687,054	3,466,210
Restricted stock units subject to future vesting	1,007,636	467,478	-
Restricted shares subject to repurchase	-	-	98,094
Unvested earnout shares	948,549	2,371,272	3,793,995
Public warrants	1,893,897	3,823,364	4,102,397
Private warrants	151,699	151,699	151,699
BlackRock Warrant	59,310	43,321	-
Total	9,225,037	11,544,188	11,612,395